SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended						6 Months Ended	12 Months Ended
	Jan. 05, 2023	Jul. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Feb. 21, 2023	Jan. 31, 2023	Jan. 23, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Rate		15.00%
Stock issued during the period for compensation									8,426,837	3,151,416
Convertible promissory note payable		$ 40,000
Common stock, par value			$ 0.001					$ 0.001	$ 0.001	$ 0.001
Outstanding principal and interest converted amount						$ 81,545	$ 603,788
Exercise price						$ 0.08	$ 0.10
Stock issuance						1,019,315	6,037,883		227,368	1,888,463
Stock issued during period						4,750,000		5,400,000	5,722,844	42,719,600
Proceeds from stock issued						$ 475,000		$ 540,000	$ 450,000	$ 2,776,230
Price per share						$ 0.10
Contract violation charges					$ 635,000
Warrants term			6 years
FG Merger Corp [Member]
Interest Rate				15.00%
Convertible promissory note payable				$ 2,500,000
Price per share				$ 0.10
Convertible note payable				$ 500,000
Proceeds from debt				$ 2,000,000
Merger Agreement [Member]
Pre-transaction equity value	$ 98,000,000
FGMC [Member]
Common stock, par value	$ 0.0001
Preferred stock, par value	$ 0.0001
Dividends accrued percentage	12.00%
Board of Directors
Stock issued during the period for compensation		1,305,697
Warrants term			12 years